SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share for the three and nine months ended September 30, 2024 and 2023 because the effect of their inclusion would have been anti-dilutive.

	For the three and nine months ended September 30, 2024	For the three and nine months ended September 30, 2023
Warrants to purchase shares of common stock	844,628	609,893
Restricted stock units - vested and unissued	20,526	20,847
Restricted stock units - unvested	351,616	148,251
Investment options to purchase shares of common stock	70,000	1,070,000
Options to purchase shares of common stock	23,082	31,852
Total potentially dilutive securities	1,309,852	1,880,843

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share the years ended December 31, 2023 and 2022 because the effect of their inclusion would have been anti-dilutive.

	For the years ended December 31,
	2023	2022
Warrants to purchase shares of common stock	2,799,213	655,463
Restricted stock units - vested and unissued	20,848	62,492
Restricted stock units - unvested	140,491	64,053
Restricted stock awards - vested and unissued	—	708
Common stock in abeyance	704,000	—
Investment options to purchase shares of common stock	70,000	1,070,000
Options to purchase shares of common stock	30,329	48,329
Total potentially dilutive securities	3,764,881	1,901,045